EMPLOYEE BENEFIT PLANS, Defined Contribution Plans (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
EMPLOYEE BENEFIT PLANS [Abstract]
Employer matching contribution, percentage	3.00%
Additional employee compensation after the end of each calendar year	3.00%
Defined contribution plans	$ 8.5	$ 13.6	$ 22.2	$ 22.0